STOCKBASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
STOCK-BASED COMPENSATION
Unrecognized compensation expense, restricted stock awards	$ 62,481		$ 1,518,000
Unrecognized compensation expense, restricted stock awards, period of recognition	9 months 29 days			11 months 16 days
Recognized non-cash compensation expense	$ 81,048	$ 0
Number of common stock vested shares issued | shares	4,250,000
Average price	$ 0.015
Weighted average exercise price, Ending	$ 0.015		$ 0.015	$ 0
Plan terminates period			10 years
Issued options to purchase shares			16,000,000
Average price			$ 0.015
Recognized expense			$ 18,554	$ 0
Unrecognized pre-tax non-cash compensation expense			$ 143,141
Weighted-average period			9 months 29 days
Options to purchase vested shares			1,518,000
Unrecognized weighted average period			8 months 30 days